Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000015684
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	7.69%	14.67%
C000015687
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%	8.16%	14.49%
C000015690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000015684
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%	8.97%	15.35%
Without Sales Load [Member] | C000015687
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%	8.16%	14.49%
Without Sales Load [Member] | C000015689
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	9.25%	15.64%
Without Sales Load [Member] | C000015690
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%	9.25%	15.65%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%	14.82%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%	14.82%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%	14.82%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	12.12%	14.82%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	11.88%	17.46%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	11.88%	17.46%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	11.88%	17.46%
DWS Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	11.88%	17.46%